Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 117,819	$ 204,921	$ 257,911
Restricted cash, current (Note 9)	7,422	6,435	7,169
Trade accounts receivable, net	58,785	38,402
Inventories (Note 4)	51,153	27,436
Due from managers	899	284
Due from related parties (Note 3)	590	1,322
Prepaid expenses and other receivables	17,745	6,504
Derivative asset, current (Note 20)	216	537
Other current assets (Notes 3 and 18)	11,413	7,046
Vessel held for sale (Note 5)	0	5,949
Total Current Assets	266,042	298,836
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Note 6)	0	59,900	48,574
Vessels and other fixed assets, net (Note 5)	2,965,527	2,656,108
Total Fixed Assets	2,965,527	2,716,008
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,162	1,108
Restricted cash, non-current (Note 9)	1,021	2,521	8,420
Leased buildings, right-of-use assets (Note 2)	1,216	0
Other non-current assets	3,703	3,664
TOTAL ASSETS	3,238,671	3,022,137
CURRENT LIABILITIES
Current portion of long term debt (Note 9)	150,350	101,007
Lease financing short term (Note 7)	52,145	65,837
Accounts payable	42,779	20,959
Due to managers	5,781	3,757
Due to related parties (Note 3)	4,017	1,649
Accrued liabilities (Note 15)	46,761	16,854
Derivative liability (Note 20)	1,724	1,799
Deferred revenue	7,374	10,855
Total Current Liabilities	310,931	222,717
NON-CURRENT LIABILITIES
8.30% 2022 Notes, net of unamortized debt issuance costs of $1,590 and $1,179, as of December 31, 2018 and 2019, respectively (Note 9)	48,821	48,410
Long term debt, net of current portion and unamortized debt issuance costs of $10,997 and $15,098, as of December 31, 2018 and 2019, respectively (Note 9)	960,589	685,819
Lease financing long term, net of unamortized debt issuance costs of $2,975 and $3,936, as of December 31, 2018 and 2019 respectively (Note 7)	369,831	540,925
Fair value of below market time charters acquired (Note 8)	2,473	3,553
Leased buildings, operating lease liabilities (Note 2)	1,216	0
Other non-current liabilities	770	668
TOTAL LIABILITIES	1,694,631	1,502,092
COMMITMENTS & CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2018 and 2019, respectively (Note 10)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 92,627,349 shares issued and 92,285,986 shares (net of treasury shares) outstanding at December 31, 2018; 96,073,197 shares issued and 96,066,226 shares (net of treasury shares) outstanding as of December 31, 2019 (Note 10)	961	926
Additional paid in capital	2,544,342	2,502,429
Treasury shares (341,363 and 6,971 shares at December 31, 2018 and 2019, respectively)	(93)	(3,145)
Accumulated deficit	(1,001,170)	(980,165)
Total Shareholders' Equity	1,544,040	1,520,045	$ 1,088,052
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,238,671	$ 3,022,137